Document and Entity Information Document	Aug. 03, 2021	Jul. 21, 2021
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Central Index Key	0001025835
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	ENTERPRISE FINANCIAL SERVICES CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15373
Entity Tax Identification Number	43-1706259
Entity Address, Address Line One	150 N. Meramec Avenue,
Entity Address, City or Town	St. Louis,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code		314
Local Phone Number		725-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Trading Symbol	EFSC
Security Exchange Name	NASDAQ